Note 9 - Capital Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Warrants
	Warrants Outstanding
	Number of Shares	Exercise Price

Outstanding at April 1, 2016	19,315,334
Warrants issued	40,723,250	$0.36-$0.60
Warrants exercised	(25,606,171)	$0.20
Warrants expired/cancelled	(1,500,000)	$1.00
Outstanding at March 31, 2017	32,932,413
Warrants issued	51,284,000	$0.60-$1.00
Warrants exercised	(9,838,375)	$0.01-0.20
Warrants expired/cancelled	(8,494,976)	$1.00
Outstanding at March 31, 2018	65,883,062